UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21698
The Gabelli Global Gold, Natural Resources & Income Trust
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: June 30, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
The Gabelli Global Gold, Natural Resources & Income Trust
Semi-Annual Report – June 30, 2010

Caesar Bryan	Barbara G. Marcin, CFA	Vincent Roche
To Our Shareholders,
     The Gabelli Global Gold, Natural Resources & Income Trust’s (the “Fund”) net asset value (“NAV”) total return was (2.2)% during the semi-annual period ended June 30, 2010, compared with returns of (9.3)% and 6.0% for the Chicago Board Options Exchange (“CBOE”) S&P 500 Buy/Write Index and the Philadelphia Gold & Silver Index, respectively. The total return for the Fund’s publicly traded shares was 1.1% during the first half of the year. For the one year period ended June 30, 2010, the Fund’s NAV total return was 26.7% and the total return for the Fund’s publicly traded shares was 29.0%, compared with returns of 6.1% and 28.6% for the CBOE S&P 500 Buy/Write Index and the Philadelphia Gold & Silver Index, respectively. On June 30, 2010, the Fund’s NAV per share was $14.76, while the price of the publicly traded shares closed at $15.67 on the NYSE Amex.
     Enclosed are the financial statements and the investment portfolio as of June 30, 2010.
Comparative Results
Average Annual Returns through June 30, 2010 (a) (Unaudited)

						Since
		Year to				Inception
	Quarter	Date	1 Year	3 Year	5 Year	(03/31/05)
Gabelli Global Gold, Natural Resources & Income Trust
NAV Total Return (b)	(3.96)%	(2.20)%	26.66%	(9.32)%	3.63%	4.22%
Investment Total Return (c)	(8.74)	1.12	28.95	(7.27)	4.56	4.22
CBOE S&P 500 Buy/Write Index	(10.26)	(9.29)	6.05	(5.74)	0.36	0.42
Philadelphia Gold & Silver Index	7.69	5.95	28.59	10.19	14.91	14.04
Amex Energy Select Sector Index	(13.19)	(11.97)	5.63	(8.79)	3.95	4.54
Barclays Capital Government/Corporate Bond Index	3.88	5.49	9.65	7.37	5.26	5.68

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Philadelphia Gold & Silver Index is an unmanaged indicator of stock market performance of large North American gold and silver companies, while the Amex Energy Select Sector Index is an unmanaged indicator of stock market performance of large U.S. companies involved in the development or production of energy products.

The Barclays Capital Government/Corporate Bond Index is an unmanaged market value weighted index that tracks the total return performance of fixed rate, publicly placed, dollar denominated obligations. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE Amex and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of total investments as of June 30, 2010:

Long Positions
Metals and Mining	56.4%
Energy and Energy Services	30.1%
Exchange Traded Funds	1.1%
U.S. Government Obligations	12.4%

100.0%

Short Positions
Call Options Written	(2.7)%
Put Options Written	(1.3)%

(4.0)%

     The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2010. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
     The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.
Shareholder Meeting – May 17, 2010 – Final Results
     The Fund’s Annual Meeting of Shareholders was held on May 17, 2010 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected Mario d’Urso, Vincent D. Enright, and Michael J. Melarkey as Trustees of the Fund. A total of 34,274,464 votes, 34,348,875 votes, and 34,388,613 votes were cast in favor of each Trustee and a total of 457,335 votes, 383,924 votes, and 344,186 votes were withheld for each Trustee, respectively.
     Anthony J. Colavita, James P. Conn, Frank J. Fahrenkopf, Jr., Salvatore M. Salibello, Anthonie C. van Ekris, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.
     We thank you for your participation and appreciate your continued support.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 82.7%
	Energy and Energy Services — 28.4%
72,000	Apache Corp.	$7,227,143	$6,061,680
206,325	Baker Hughes Inc. (a)	11,202,086	8,576,930
402,000	BG Group plc	6,654,629	6,042,312
165,900	BP plc, ADR (a)	10,175,855	4,791,192
130,500	Chesapeake Energy Corp. (a)	4,845,233	2,733,975
115,000	Chevron Corp. (a)	8,550,250	7,803,900
307,692	Comanche Energy Inc.† (b)(c)(d)	1,849,998	0
128,000	ConocoPhillips (a)	6,458,502	6,283,520
188,000	Devon Energy Corp. (a)	11,582,362	11,452,960
69,000	Diamond Offshore Drilling Inc. (a)	6,721,594	4,291,110
450,000	El Paso Corp.	4,097,901	4,999,500
161,980	Exxon Mobil Corp. (a)	10,211,471	9,244,199
65,000	Galp Energia SGPS SA, Cl. B	1,545,027	977,671
419,000	Halliburton Co. (a)	11,541,661	10,286,450
500,000	Heritage Oil plc†	3,345,465	2,944,867
50,000	Hess Corp.	2,641,006	2,517,000
235,000	Imperial Oil Ltd.	9,571,948	8,560,706
180,000	Marathon Oil Corp. (a)	5,825,638	5,596,200
255,000	Murphy Oil Corp. (a)	14,074,766	12,635,250
320,000	Nabors Industries Ltd.† (a)	7,491,816	5,638,400
110,000	Nexen Inc.	2,457,682	2,163,700
442,100	Noble Corp. (a)	15,889,181	13,665,311
391,500	Petroleo Brasileiro SA, ADR (a)	17,570,412	13,436,280
200,000	Rowan Companies Inc.† (a)	6,110,968	4,388,000
184,000	Royal Dutch Shell plc, Cl. A	6,096,083	4,676,288
151,200	Sasol Ltd., ADR (a)	6,582,624	5,332,824
138,400	Statoil ASA, ADR (a)	3,798,461	2,650,360
541,500	Suncor Energy Inc. (a)	19,244,298	15,941,760
100,000	Technip SA	6,998,364	5,820,779
409,000	Tesoro Corp. (a)	6,572,561	4,773,030
260,800	The Williams Companies Inc. (a)	5,684,675	4,767,424
75,000	Total SA, ADR	3,956,930	3,348,000
93,200	Transocean Ltd.† (a)	7,879,738	4,317,956
390,000	Tullow Oil plc	7,452,153	5,844,463
301,100	Valero Energy Corp. (a)	6,794,884	5,413,778
552,000	Weatherford International Ltd.† (a)	11,525,981	7,253,280

		280,229,346	225,231,055

	Exchange Traded Funds — 1.1%
63,500	Oil Service HOLDRS (SM) Trust	7,799,861	6,009,640
73,000	United States Oil Fund LP†	3,017,601	2,479,080

		10,817,462	8,488,720

	Metals and Mining — 53.2%
210,000	African Barrick Gold Ltd.†	1,813,110	1,990,811
448,500	Agnico-Eagle Mines Ltd. (a)	26,246,586	27,259,830
580,000	Andean Resources Ltd.†	1,332,492	1,678,080
258,000	Anglo American plc†	12,428,240	9,060,643
563,500	AngloGold Ashanti Ltd., ADR (a)	22,435,342	24,331,930
505,000	Antofagasta plc.	6,862,006	5,934,296
500,400	Barrick Gold Corp. (a)	18,836,748	22,723,164
159,500	BHP Billiton Ltd., ADR (a)	10,934,687	9,887,405
770,000	Centamin Egypt Ltd.†	1,332,962	1,873,374
110,000	Compania de Minas Buenaventura SA, ADR	3,130,575	4,228,400
700,000	Consolidated Thompson Iron Mines Ltd.†	3,608,248	4,773,848
83,000	Detour Gold Corp.†	1,325,850	1,843,925
450,000	Eldorado Gold Corp.	5,787,232	8,065,380
175,000	Equinox Minerals Ltd.†	903,610	613,170
167,000	Franco-Nevada Corp.	4,548,406	5,082,711
175,000	Franco-Nevada Corp. (e)	5,164,182	5,326,194
228,731	Freeport-McMoRan Copper & Gold Inc. (a)	16,592,002	13,524,864
538,500	Fresnillo plc	5,832,997	7,880,780
1,941,500	Gold Fields Ltd., ADR (a)	28,641,113	25,957,855
390,000	Goldcorp Inc. (a)	13,311,023	17,101,500
1,096,100	Harmony Gold Mining Co. Ltd., ADR (a)	11,868,928	11,585,777
1,779,700	Hochschild Mining plc	10,118,158	8,187,203
155,000	HudBay Minerals Inc.†	1,601,184	1,626,368
285,000	IAMGOLD Corp.	4,188,117	5,038,800
412,000	Impala Platinum Holdings Ltd.	9,868,055	9,662,541
500,140	Ivanhoe Mines Ltd.† (a)	6,275,658	6,521,826
88,000	Kazakhmys plc	2,728,178	1,306,917
255,000	Keegan Resources Inc.†	1,405,590	1,355,784
1,236,400	Kinross Gold Corp. (a)	21,204,695	21,130,076
3,733,488	Lihir Gold Ltd.	9,426,817	13,544,896
250,600	Lundin Mining Corp.† (a)	2,134,634	715,789
221,000	MAG Silver Corp.†	1,434,528	1,363,928
640,646	Newcrest Mining Ltd.	16,210,132	18,928,181
285,000	Newmont Mining Corp. (a)	14,481,066	17,595,900
See accompanying notes to financial statements.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Metals and Mining (Continued)
150,000	Northern Dynasty Minerals Ltd.†	$1,372,940	$970,500
165,000	Osisko Mining Corp.†	1,343,879	1,779,343
12,537,555	PanAust Ltd.†	4,275,272	5,223,982
61,300	Peabody Energy Corp. (a)	3,058,958	2,398,669
200,000	Randgold Resources Ltd., ADR (a)	13,759,144	18,950,000
449,000	Red Back Mining Inc.†	6,441,854	11,349,951
293,600	Rio Tinto plc, ADR (a)	19,945,648	12,800,960
845,000	Romarco Minerals Inc.†	1,328,572	1,404,960
211,700	Royal Gold Inc.	9,241,922	10,161,600
300,000	SEMAFO Inc.†	1,348,214	2,268,564
200,115	Vale SA, ADR (a)	5,188,755	4,872,800
1,272,305	Xstrata plc	26,927,958	16,857,610
1,372,300	Yamana Gold Inc. (a)	15,591,658	14,134,690

		413,837,925	420,875,775

	TOTAL COMMON STOCKS	704,884,733	654,595,550

	CONVERTIBLE PREFERRED STOCKS — 0.4%
	Metals and Mining — 0.4%
10,000	Vale Capital II, 6.750%, Cv. Pfd., Ser. VALe	500,000	702,500
35,000	Vale Capital II, 6.750%, Cv. Pfd., Ser. VALE	1,750,000	2,461,550

	TOTAL CONVERTIBLE PREFERRED STOCKS	2,250,000	3,164,050

	WARRANTS — 0.1%
	Energy and Energy Services — 0.0%
34,091	Comanche Energy Inc., Cl. A, expire 06/18/13† (b)(c)(d)	93,750	0
36,197	Comanche Energy Inc., Cl. B, expire 06/18/13† (b)(c)(d)	93,750	0
82,965	Comanche Energy Inc., Cl. C, expire 06/18/13† (b)(c)(d)	187,501	0

		375,001	0

	Metals and Mining — 0.1%
62,500	Franco-Nevada Corp., expire 03/13/12† (c)	400,744	328,777
87,500	Franco-Nevada Corp., expire 06/16/17† (e)	0	665,774

		400,744	994,551

	TOTAL WARRANTS	775,745	994,551

Principal			Market
Amount		Cost	Value
	CONVERTIBLE CORPORATE BONDS — 1.6%
	Energy and Energy Services — 0.6%
$1,500,000	Chesapeake Energy Corp., Cv., 2.250%, 12/15/38	$676,101	$1,089,375
2,000,000	Nabors Industries Inc., Cv., 0.940%, 05/15/11	1,830,960	1,970,000
2,000,000	Transocean Ltd., Ser. A, Cv., 1.625%, 12/15/37	1,915,105	1,947,500

		4,422,166	5,006,875

	Metals and Mining — 1.0%
5,000,000	Newmont Mining Corp., Cv., 1.625%, 07/15/17	3,700,177	7,231,250
725,000	Wesdome Gold Mines Ltd., Deb. Cv., 7.000%, 05/31/12 (c)(d)(e)	687,740	741,992

		4,387,917	7,973,242

	TOTAL CONVERTIBLE CORPORATE BONDS	8,810,083	12,980,117

	CORPORATE BONDS — 2.8%
	Energy and Energy Services — 1.1%
4,144,074	Comanche Energy Inc., PIK, 15.500%, 06/13/13 (b)(c)(d)	4,010,878	828,815
2,500,000	Compagnie Generale de Geophysique-Veritas, 7.500%, 05/15/15	2,339,413	2,393,750
2,000,000	PetroHawk Energy Corp., 9.125%, 07/15/13	2,000,000	2,095,000
500,000	Tesoro Corp., 9.750%, 06/01/19	482,128	521,250
2,500,000	Weatherford International Ltd., 9.625%, 03/01/19	2,879,431	3,015,088

		11,711,850	8,853,903

	Metals and Mining — 1.7%
2,000,000	Freeport-McMoRan Copper & Gold Inc., 8.250%, 04/01/15	1,675,935	2,172,134
2,000,000	Peabody Energy Corp., Ser. B, 6.875%, 03/15/13	1,839,428	2,025,000
4,000,000	United States Steel Corp., 6.050%, 06/01/17	2,927,117	3,820,000
5,000,000	Xstrata Canada Corp., 7.250%, 07/15/12	4,892,672	5,417,925

		11,335,152	13,435,059

	TOTAL CORPORATE BONDS	23,047,002	22,288,962

See accompanying notes to financial statements.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2010 (Unaudited)

Principal			Market
Amount		Cost	Value
	U.S. GOVERNMENT OBLIGATIONS — 12.4%
	U.S. Treasury Bills — 11.6%
$91,998,000	U.S. Treasury Bills, 0.066% to 0.223%††, 07/22/10 to 12/16/10 (a)	$91,969,580	$91,967,122

	U.S. Treasury Cash Management Bills — 0.8%
6,000,000	U.S. Treasury Cash Management Bill, 0.152%††, 07/15/10 (a)	5,999,650	5,999,650

	TOTAL U.S. GOVERNMENT OBLIGATIONS	97,969,230	97,966,772

TOTAL INVESTMENTS — 100.0%		$837,736,793	791,990,002

CALL OPTIONS WRITTEN (Premiums received $27,203,811)			(21,177,453)

PUT OPTIONS WRITTEN (Premiums received $7,856,564)			(10,493,460)

Other Assets and Liabilities (Net)			2,890,117

PREFERRED STOCK (3,955,687 preferred shares outstanding)			(98,892,175)

NET ASSETS — COMMON STOCK (45,016,217 common shares outstanding)			$664,317,031

NET ASSET VALUE PER COMMON SHARE ($664,317,031 ÷ 45,016,217 shares outstanding)			$14.76

Number of		Expiration Date/	Market
Contracts		Exercise Price	Value
	OPTION CONTRACTS WRITTEN — (4.0)%
	Call Options Written — (2.7)%
1,435	Agnico-Eagle Mines Ltd.	Aug. 10/65	$287,000
1,000	Agnico-Eagle Mines Ltd.	Nov. 10/65	437,500
1,500	Agnico-Eagle Mines Ltd.	Nov. 10/70	435,000
550	Agnico-Eagle Mines Ltd.	Jan. 11/65	314,875
135	Anglo American plc(f)	Jul. 10/30	14,119
135	Anglo American plc(f)	Sep. 10/26	172,960
123	Anglo American plc(f)	Sep. 10/28	74,888
5,635	AngloGold Ashanti Ltd., ADR	Oct. 10/45	1,493,275
200	Antofagasta plc(f)	Sep. 10/9.11	64,889
145	Antofagasta plc(f)	Sep. 10/9.50	22,702
160	Antofagasta plc(f)	Dec. 10/9.50	78,470
500	Apache Corp.	Oct. 10/105	62,500
220	Apache Corp.	Jan. 11/100	99,000
630	Baker Hughes Inc.	Jul. 10/50	3,150
1,430	Baker Hughes Inc.	Oct. 10/50	$185,900
2,879	Barrick Gold Corp.	Jul. 10/44	719,750
1,275	Barrick Gold Corp.	Jul. 10/48	58,650
750	Barrick Gold Corp.	Jan. 11/49	270,000
402	BG Group plc(f)	Jul. 10/11.50	10,511
1,070	BHP Billiton Ltd., ADR	Aug. 10/67.50	201,160
520	BHP Billiton Ltd., ADR	Nov. 10/70	185,120
1,659	BP plc, ADR	Jul. 10/50	3,318
1,000	Chesapeake Energy Corp.	Jul. 10/27	1,000
650	Chevron Corp.	Sep. 10/85	7,150
500	Chevron Corp.	Jan. 11/70	252,500
1,100	Compania de Minas Buenaventura SA, ADR	Dec. 10/40	401,500
980	ConocoPhillips	Aug. 10/55	49,000
300	ConocoPhillips	Jan. 11/60	33,000
6,900	Consolidated Thompson Iron Mines Ltd.(g)	Oct. 10/11	81,020
1,688	Devon Energy Corp.	Oct. 10/70	305,528
200	Devon Energy Corp.	Oct. 10/75	20,800
690	Diamond Offshore Drilling Inc.	Sep. 10/76.75	72,450
4,000	El Paso Corp.	Jul. 10/12	40,000
500	El Paso Corp.	Oct. 10/12	35,500
3,500	Eldorado Gold Corp.(g)	Nov. 10/16	1,315,110
1,750	Equinox Minerals Ltd.(g)	Jul. 10/4	14,795
910	Exxon Mobil Corp.	Oct. 10/70	22,750
1,670	Franco-Nevada Corp.(g).	Jul. 10/30	400,028
2,287	Freeport-McMoRan Copper & Gold Inc.	Aug. 10/85	34,305
435	Gold Fields Ltd., ADR	Jul. 10/13	31,755
4,500	Gold Fields Ltd., ADR	Jul. 10/14	94,500
6,980	Gold Fields Ltd., ADR	Jul. 10/15	34,900
7,500	Gold Fields Ltd., ADR	Oct. 10/14	592,500
2,900	Goldcorp Inc.	Jul. 10/48	72,500
1,000	Goldcorp Inc.	Oct. 10/46	292,000
700	Halliburton Co.	Jul. 10/36	1,400
1,800	Halliburton Co.	Jul. 10/37	5,400
1,300	Halliburton Co.	Oct. 10/30	137,800
3,461	Harmony Gold Mining Co. Ltd., ADR	Oct. 10/10.50	298,927
1,500	Harmony Gold Mining Co. Ltd., ADR	Nov. 10/11	127,500
1,000	Harmony Gold Mining Co. Ltd., ADR	Jan. 11/10	152,500
5,000	Harmony Gold Mining Co. Ltd., ADR	Jan. 11/11	525,000
500	Hess Corp.	Nov. 10/55	161,250
2,850	IAMGOLD Corp.	Sep. 10/17.50	498,750
850	Imperial Oil Ltd.	Aug. 10/40	77,051
1,500	Imperial Oil Ltd.(g)	Aug. 10/42	50,021
See accompanying notes to financial statements.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2010 (Unaudited)

Number of		Expiration Date/	Market
Contracts		Exercise Price	Value
	OPTION CONTRACTS WRITTEN (Continued)
	Call Options Written (Continued)
2,000	Ivanhoe Mines Ltd.	Dec. 10/12	$510,000
3,000	Ivanhoe Mines Ltd.	Jan. 11/15	420,000
7,675	Kinross Gold Corp.	Aug. 10/20	199,550
3,300	Kinross Gold Corp.	Nov. 10/21	178,200
1,800	Marathon Oil Corp.	Jul. 10/35	9,000
300	Murphy Oil Corp.	Jul. 10/60	3,000
2,250	Murphy Oil Corp.	Oct. 10/60	180,000
2,000	Nabors Industries Ltd.	Sep. 10/22	70,000
1,200	Nabors Industries Ltd.	Sep. 10/23	32,400
410	Newcrest Mining Ltd.(h)	Aug. 10/39.64	114,303
670	Newcrest Mining Ltd.(h)	Sep. 10/37	507,576
500	Newmont Mining Corp.	Sep. 10/50	650,000
200	Newmont Mining Corp.	Sep. 10/57.50	135,000
900	Newmont Mining Corp.	Sep. 10/60	472,500
1,300	Newmont Mining Corp.	Jan. 11/62.50	850,200
500	Nexen Inc.	Sep. 10/22.50	23,750
600	Nexen Inc.	Sep. 10/25	7,500
600	Noble Corp.	Sep. 10/44	6,000
1,350	Noble Corp.	Dec. 10/35	297,000
2,430	Noble Corp.	Dec. 10/43	121,500
613	Peabody Energy Corp.	Dec. 10/46	165,510
2,000	Randgold Resources Ltd., ADR	Dec. 10/105	1,280,000
1,000	Red Back Mining Inc.(g)	Jul. 10/26	140,905
3,490	Red Back Mining Inc.(g)	Jul. 10/27	311,446
2,000	Rio Tinto plc, ADR	Jul. 10/60	6,000
336	Rio Tinto plc, ADR	Oct. 10/57.50	22,680
336	Rio Tinto plc, ADR	Oct. 10/60	17,640
600	Rio Tinto plc, ADR	Dec. 10/57.50	114,726
2,000	Rowan Companies Inc.	Oct. 10/25	230,000
92	Royal Dutch Shell plc, Cl. A(f)	Dec. 10/19	41,924
92	Royal Dutch Shell plc, Cl. A(f)	Dec. 10/20	20,962
275	Royal Gold Inc.	Jul. 10/45	94,875
200	Royal Gold Inc.	Jul. 10/50	14,000
1,642	Royal Gold Inc.	Jul. 10/55	16,420
712	Sasol Ltd., ADR	Sep. 10/40	92,560
800	Sasol Ltd., ADR	Dec. 10/40	168,000
6,145	Suncor Energy Inc.	Sep. 10/36	319,540
650	Suncor Energy Inc.	Dec. 10/36	72,800
400	Technip SA(i)	Sep. 10/60	12,718
600	Technip SA(i)	Dec. 10/59	157,748
1,290	Tesoro Corp.	Aug. 10/17	12,900
1,429	Tesoro Corp.	Nov. 10/18	14,290
1,290	Tesoro Corp.	Jan. 11/17.50	32,250
2,600	The Williams Companies Inc.	Aug. 10/22.50	28,600
150	Total SA, ADR	Aug. 10/65	1,200
1,355	Transocean Ltd.	Nov. 10/80	55,555
250	Tullow Oil plc(f)	Sep. 10/13	22,411
10	Tullow Oil plc(f)	Dec. 10/12	5,715
130	Tullow Oil plc(f)	Dec. 10/13	42,246
500	Vale SA, ADR	Sep. 10/34	4,250
1,387	Vale SA, ADR	Dec. 10/32	88,768
3,361	Valero Energy Corp.	Sep. 10/19	322,656
3,210	Weatherford International Ltd.	Aug. 10/18	19,260
2,310	Weatherford International Ltd.	Nov. 10/18	78,540
972	Xstrata plc(f)	Jul. 10/11	39,937
150	Xstrata plc(f)	Dec. 10/11	99,731
150	Xstrata plc(f)	Dec. 10/12	59,951
5,723	Yamana Gold Inc.	Oct. 10/11	406,333
8,000	Yamana Gold Inc.	Oct. 10/12	320,000

	TOTAL CALL OPTIONS WRITTEN (Premiums received $27,203,811)		$21,177,453

	Put Options Written — (1.3)%
1,000	Agnico-Eagle Mines Ltd.	Nov. 10/50	$210,000
100	AngloGold Ashanti Ltd., ADR	Oct. 10/35	8,500
500	AngloGold Ashanti Ltd., ADR	Oct. 10/36	46,435
350	Baker Hughes Inc.	Oct. 10/36	80,500
475	Barrick Gold Corp.	Oct. 10/36	38,000
250	BP plc, ADR	Jan. 11/35	235,000
420	Cameron International Corp.	Nov. 10/35	241,500
400	Chevron Corp.	Jan. 11/65	214,000
300	Compania de Minas Buenaventura SA, ADR	Dec. 10/30	33,750
300	Devon Energy Corp.	Oct. 10/65	228,750
150	Diamond Offshore Drilling Inc.	Dec. 10/55	74,250
220	Diamond Offshore Drilling Inc.	Jan. 11/68	261,800
500	Eldorado Gold Corp.(g)	Nov. 10/15	26,537
230	Exxon Mobil Corp.	Jan. 11/65	231,150
850	Franco-Nevada Corp.(g)	Oct. 10/25	11,577
500	Freeport-McMoRan Copper & Gold Inc.	Jan. 11/60	447,000
500	Freeport-McMoRan Copper & Gold Inc.	Jan. 11/65	632,000
4,500	Gold Fields Ltd., ADR	Oct. 10/11	141,750
1,200	Goldcorp Inc.	Oct. 10/34	87,600
700	Halliburton Co.	Oct. 10/29	388,500
1,000	Halliburton Co.	Jan. 11/25	400,000
1,750	Harmony Gold Mining Co. Ltd., ADR	Jan. 11/9	105,000
250	Hess Corp.	Aug. 10/45	31,250
400	IAMGOLD Corp.(g)	Nov. 10/15	25,175
See accompanying notes to financial statements.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2010 (Unaudited)

Number of		Expiration Date/	Market
Contracts		Exercise Price	Value
	OPTION CONTRACTS WRITTEN (Continued)
	Put Options Written (Continued)
2,750	Ivanhoe Mines Ltd.	Sep. 10/15	$728,750
1,600	Kinross Gold Corp.	Nov. 10/15	148,800
665	Kinross Gold Corp.	Jan. 11/15	82,128
500	Murphy Oil Corp.	Oct. 10/55	375,000
700	Nabors Industries Ltd.	Dec. 10/19	224,000
225	Nexen Inc.	Dec. 10/20	52,312
225	Noble Corp.	Dec. 10/28	57,375
420	Noble Corp.	Dec. 10/36	291,900
350	Oil Service HOLDRS (SM) Trust	Jan. 11/99.10	514,500
330	Oil Service HOLDRS (SM) Trust	Jan. 12/104.10	839,025
500	PetroHawk Energy Corp.	Jan. 11/16	108,500
1,000	Petroleo Brasileiro SA, ADR	Oct. 10/40	635,000
300	Petroleo Brasileiro SA, ADR	Jan. 11/33	117,000
100	Randgold Resources Ltd., ADR	Dec. 10/75	31,500
400	Red Back Mining Inc.(g)	Jan. 11/21	35,696
500	Rio Tinto plc, ADR	Jan. 11/40	235,000
1,200	Rowan Companies Inc.	Oct. 10/27.50	732,000
500	Royal Gold Inc.	Oct. 10/45	122,500
500	Transocean Ltd.	Jan. 11/50	562,500
200	Ultra Petroleum Corp.	Sep. 10/45	82,000
400	Vale SA, ADR	Jan. 11/22.50	102,400
600	Weatherford International Ltd.	Jan. 11/12.50	103,500
1,350	Yamana Gold Inc.	Jan. 11/9	112,050

	TOTAL PUT OPTIONS WRITTEN (Premiums received $7,856,564)		$10,493,460

(a)	Securities, or a portion thereof, with a value of $232,353,071 were pledged as collateral for options written.

(b)	At June 30, 2010, the Fund held investments in restricted securities amounting to $828,815 or 0.10% of total investments, which were valued under methods approved by the Board of Trustees as follows:

Acquisition
Shares/				06/30/10
Principal		Acquisition	Acquisition	Carrying Value
Amount	Issuer	Date	Cost	Per Unit
307,692	Comanche Energy Inc.	06/17/08	$1,849,998	—
34,091	Comanche Energy Inc., Cl. A, Warrants expire 06/18/13	06/17/08	93,750	—
36,197	Comanche Energy Inc., Cl. B, Warrants expire 06/18/13	06/17/08	93,750	—
82,965	Comanche Energy Inc., Cl. C, Warrants expire 06/18/13	06/17/08	187,501	—
$4,144,074	Comanche Energy Inc., PIK, 15.500%, 06/13/13	06/17/08	3,919,074	$20.0000
(c)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2010, the market value of fair valued securities amounted to $1,899,584 or 0.24% of total investments.

(d)	Illiquid security.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the market value of Rule 144A securities amounted to $6,733,960 or 0.85% of total investments.

(f)	Exercise price denoted in British Pounds.

(g)	Exercise price denoted in Canadian dollars.

(h)	Exercise price denoted in Australian dollars.

(i)	Exercise price denoted in Euros.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

PIK	Payment-in-kind

	% of
	Market	Market
Geographic Diversification	Value	Value
Long Positions
North America	60.6%	$479,985,191
Europe	19.0	150,710,537
South Africa	9.7	76,870,927
Asia/Pacific	6.5	51,135,917
Latin America	4.2	33,287,430

Total Investments	100.0%	$791,990,002

Short Positions
North America	(2.6)%	$(21,014,944)
Europe	(0.6)	(4,482,076)
South Africa	(0.5)	(3,858,166)
Latin America	(0.2)	(1,307,568)
Asia/Pacific	(0.1)	(1,008,159)

Total Investments	(4.0)%	$(31,670,913)

See accompanying notes to financial statements.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2010 (Unaudited)

Assets:
Investments, at value (cost $837,736,793)	$791,990,002
Foreign currency, at value (cost $488,499)	476,880
Deposit at brokers	2,716,911
Receivable for Fund shares issued	4,625,939
Dividends and interest receivable	822,685
Deferred offering expense	285,833
Prepaid expense	8,773

Total Assets	800,927,023

Liabilities:
Call options written (premiums received $27,203,811)	21,177,453
Put options written (premiums received $7,856,564)	10,493,460
Payable to custodian	77,449
Payable for investments purchased	4,424,805
Distributions payable	54,597
Payable for investment advisory fees	626,549
Payable for payroll expenses	30,049
Payable for accounting fees	7,500
Payable for offering costs for issuance of common shares	552,088
Other accrued expenses	273,867

Total Liabilities	37,717,817

Preferred Shares:
Series A Cumulative Preferred Shares (6.625%, $25 liquidation value, $0.001 par value, 4,000,000 shares authorized with 3,955,687 shares issued and outstanding)	98,892,175

Net Assets Attributable to Common Shareholders	$664,317,031

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$712,272,461
Accumulated distributions in excess of net investment income	(3,329,526)
Accumulated net realized loss on investments, written options, and foreign currency transactions	(2,297,929)
Net unrealized depreciation on investments	(45,746,791)
Net unrealized appreciation on written options	3,389,462
Net unrealized appreciation on foreign currency translations	29,354

Net Assets	$664,317,031

Net Asset Value per Common Share:
($664,317,031 ÷ 45,016,217 shares outstanding, at $0.001 par value; unlimited number of shares authorized)	$14.76

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2010 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $178,635)	$3,619,236
Interest	1,865,655

Total Investment Income	5,484,891

Expenses:
Investment advisory fees	3,385,553
Offering expense for issuance of common shares	256,416
Shareholder communications expenses	130,506
Legal and audit fees	90,776
Payroll expenses	72,730
Trustees’ fees	51,190
Custodian fees	28,897
Accounting fees	22,500
Shareholder services fees	11,255
Interest expense	1,248
Miscellaneous expenses	55,013

Total Expenses	4,106,084

Net Investment Income	1,378,807

Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency:
Net realized gain on investments	8,585,475
Net realized gain on written options	21,690,591
Net realized loss on foreign currency transactions	(147,850)

Net realized gain on investments, written options, and foreign currency transactions	30,128,216

Net change in unrealized appreciation/depreciation:
on investments	(52,942,093)
on written options	(1,792,870)
on foreign currency translations	31,812

Net change in unrealized appreciation/depreciation on investments, written options, and foreign currency translations	(54,703,151)

Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency	(24,574,935)

Net Decrease in Net Assets Resulting from Operations	(23,196,128)

Total Distributions to Preferred Shareholders	(3,257,604)

Net Decrease in Net Assets Attributable to Common Shareholders Resulting from Operations	$(26,453,732)

See accompanying notes to financial statements.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
STATEMENT OF CHANGES IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS

	Six Months Ended
	June 30, 2010		Year Ended
	(Unaudited)		December 31, 2009
Operations:
Net investment income	$1,378,807		$4,477,578
Net realized gain on investments, swap contracts, securities sold short, written options, and foreign currency transactions	30,128,216		34,962,624
Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	(54,703,151)		121,828,743

Net Increase/(Decrease) in Net Assets Resulting from Operations	(23,196,128)		161,268,945

Distributions to Preferred Shareholders:
Net investment income	(162,880)	*	(2,417,976)
Net realized short-term gain	(3,094,724)	*	(2,540,474)
Net realized long-term gain	—		(1,556,710)

Total Distributions to Preferred Shareholders	(3,257,604)		(6,515,160)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	(26,453,732)		154,753,785

Distributions to Common Shareholders:
Net investment income	(1,261,226)	*	(5,972,068)
Net realized short-term gain	(23,332,678)	*	(6,274,624)
Net realized long-term gain	—		(3,844,859)
Return of capital	(6,936,742)	*	(22,238,654)

Total Distributions to Common Shareholders	(31,530,646)		(38,330,205)

Fund Share Transactions:
Net increase in net assets from common shares issued in offering	196,760,006		207,850,594
Net increase in net assets from common shares issued upon reinvestment of distributions	4,386,941		6,768,233
Net increase in net assets attributable to common shareholders from repurchase of preferred shares	—		2,734

Net Increase in Net Assets from Fund Share Transactions	201,146,947		214,621,561

Net Increase in Net Assets Attributable to Common Shareholders	143,162,569		331,045,141
Net Assets Attributable to Common Shareholders:
Beginning of period	521,154,462		190,109,321

End of period (including undistributed net investment income of $0 and $0, respectively)	$664,317,031		$521,154,462

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
See accompanying notes to financial statements.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each period:

	Six Months Ended
	June 30, 2010		Year Ended December 31,				Period Ended
	(Unaudited)		2009	2008	2007	2006	December 31, 2005 (f)
Operating Performance:
Net asset value, beginning of period	$15.91		$10.39	$29.48	$24.10	$21.99	$19.06	(g)

Net investment income/(loss)	0.06		0.12	0.10	(0.02)	0.08	0.08
Net realized and unrealized gain/(loss) on investments, swap contracts, securities sold short, written options, and foreign currency transactions	(0.29)		7.06	(17.18)	7.61	3.77	4.01

Total from investment operations	(0.23)		7.18	(17.08)	7.59	3.85	4.09

Distributions to Preferred Shareholders: (a)
Net investment income	0.00(d)	*	(0.11)	(0.08)	(0.01)	—	—
Net realized gain	(0.08)	*	(0.18)	(0.28)	(0.07)	—	—

Total distributions to preferred shareholders	(0.08)		(0.29)	(0.36)	(0.08)	—	—

Distributions to Common Shareholders:
Net investment income	(0.03)	*	(0.26)	(0.13)	(0.15)	—	(0.07)
Net realized gain	(0.62)	*	(0.45)	(0.48)	(1.78)	(1.74)	(1.09)
Return of capital	(0.19)	*	(0.97)	(1.07)	—	—	—

Total distributions to common shareholders	(0.84)		(1.68)	(1.68)	(1.93)	(1.74)	(1.16)

Fund Share Transactions:
Increase/(decrease) in net asset value from common share transactions	0.00	(d)	0.31	0.01	0.00 (d)	—	(0.00	)(d)
Increase in net asset value from repurchases of preferred shares	—		0.00 (d)	0.01	—	—	—
Offering costs for preferred shares charged to paid-in capital	—		—	0.01	(0.20)	—	—

Total fund share transactions	0.00	(d)	0.31	0.03	(0.20)	—	(0.00	)(d)

Net Asset Value, End of Period	$14.76		$15.91	$10.39	$29.48	$24.10	$21.99

NAV total return †	(2.20)%		74.36%	(61.59)%	31.47%	18.29%	22.0	%**

Market value, end of period	$15.67		$16.34	$13.10	$29.15	$24.60	$21.80

Investment total return ††	1.12%		40.14%	(50.94)%	27.40%	21.86%	15.2	%***

See accompanying notes to financial statements.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
FINANCIAL HIGHLIGHTS (Continued)
Selected data for a share of beneficial interest outstanding throughout each period:

	Six Months Ended
	June 30, 2010		Year Ended December 31,				Period Ended
	(Unaudited)		2009	2008	2007	2006	December 31, 2005 (f)
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$763,209		$620,047	$289,046	$633,253	—	—
Net assets attributable to common shares, end of period (in 000’s)	$664,317		$521,155	$190,109	$533,253	$432,741	$390,209
Ratio of net investment income/(loss) to average net assets attributable to common shares	0.48	%(e)	1.44%	0.39%	(0.09)%	0.42%	0.47	%(e)
Ratio of operating expenses to average net assets attributable to common shares (b)	1.42	%(e)	1.78%	1.69%	1.45%	1.17%	1.15	%(e)
Ratio of operating expenses to average net assets including liquidation value of preferred shares (b)	1.21	%(e)	1.35%	1.37%	1.39%	—	—
Portfolio turnover rate †††	17.0%		61.0%	41.5%	71.3%	114.8%	142.5%
Preferred Shares:
6.625% Series A Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$98,892		$98,892	$98,937	$100,000	—	—
Total shares outstanding (in 000’s)	3,956		3,956	3,957	4,000	—	—
Liquidation preference per share	$25.00		$25.00	$25.00	$25.00	—	—
Average market value (c)	$25.67		$24.60	$24.10	$24.16	—	—
Asset coverage per share	$192.94		$156.75	$73.04	$158.31	—	—
Asset coverage	772%		627%	292%	633%	—	—

†	Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.

††	Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

†††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended December 31, 2007 and the period ended December 31, 2005 would have been 77.7% and 143.3%, respectively. The portfolio turnover rate for the year ended 2006 would have been as shown.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

**	Based on net asset value per share at commencement of operations of $19.06 per share.

***	Based on market value per share at initial public offering of $20.00 per share.

(a)	Calculated based upon average common shares outstanding on the record dates throughout the periods.

(b)	The Fund incurred interest expense during the years ended December 31, 2008, 2007, and 2006. If interest expense had not been incurred, the ratio of operating expenses to average net assets attributable to common shares would have been 1.54%, 1.33%, and 1.16%, respectively, and for 2008 and 2007, the ratio of operating expenses to average net assets including liquidation value of preferred shares would have been 1.25% and 1.27%, respectively. For the six months ended June 30, 2010 and the year ended December 31, 2009, the effect of interest expense was minimal.

(c)	Based on weekly prices.

(d)	Amount represents less than $0.005 per share.

(e)	Annualized.

(f)	The Fund commenced investment operations on March 31, 2005.

(g)	The beginning of period NAV reflects a $0.04 reduction for costs associated with the initial public offering.
See accompanying notes to financial statements.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. Organization. The Gabelli Global Gold, Natural Resources & Income Trust (the “Fund”) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on January 4, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Investment operations commenced on March 31, 2005.
     The Fund’s primary investment objective is to provide a high level of current income. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and its primary objective. Under normal market conditions, the Fund will attempt to achieve its objectives by investing 80% of its assets in equity securities of companies principally engaged in the gold and natural resources industries. As part of its investment strategy, the Fund intends to earn income through an option strategy of writing (selling) covered call options on equity securities in its portfolio. The Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, mining, fabrication, processing, distribution, or trading of gold, or the financing, managing and controlling, or operating of companies engaged in “gold related” activities (“Gold Companies”). In addition, the Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, production, or distribution of natural resources, such as gas and oil, paper, food and agriculture, forestry products, metals, and minerals as well as related transportation companies and equipment manufacturers (“Natural Resources Companies”). The Fund may invest in the securities of companies located anywhere in the world.
     The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.
2. Significant Accounting Policies. The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative United States of America (“U.S.”) generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
     Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.
     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
     The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
	Quoted	Other Significant	Significant	Market Value
	Prices	Observable Inputs	Unobservable Inputs	at 6/30/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Energy Services	$225,231,055	—	$0	$225,231,055
Other Industries (a)	429,364,495	—	—	429,364,495

Total Common Stocks	654,595,550	—	0	654,595,550

Convertible Preferred Stocks (a)	3,164,050	—	—	3,164,050

Warrants:
Energy and Energy Services	—	—	0	0
Metals and Mining	328,777	$665,774	—	994,551

Total Warrants	328,777	665,774	0	994,551

Convertible Corporate Bonds	—	12,980,117	—	12,980,117
Corporate Bonds	—	21,460,147	828,815	22,288,962
U.S. Government Obligations	—	97,966,772	—	97,966,772

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$658,088,377	$133,072,810	$828,815	$791,990,002

INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
EQUITY CONTRACTS:
Call Options Written	$(15,380,337)	$(5,797,116)	$—	$(21,177,453)
Put Options Written	(3,564,875)	(6,928,585)	—	(10,493,460)

TOTAL INVESTMENTS IN SECURITIES — LIABILITIES	$(18,945,212)	$(12,725,701)	$—	$(31,670,913)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period.
     The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

									Net change
									in unrealized
									appreciation/
									depreciation
				Change in					during the
	Balance	Accrued	Realized	unrealized	Net	Transfers	Transfers	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	into	out of	as of	investments held
	12/31/09	(premiums)	(loss)	depreciation†	(sales)	Level 3††	Level 3††	6/30/10	at 6/30/10†

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Energy Services	$0	$—	$—	$—	$—	$—	$—	$0	$—
Warrants:
Energy and Energy Services	0	—	—	—	—	—	—	0	—
Corporate Bonds	768,131	21,994	—	(264,727)	303,417	—	—	828,815	(264,727)

TOTAL INVESTMENTS IN SECURITIES	$768,131	$21,994	$—	$(264,727)	$303,417	$—	$—	$828,815	$(264,727)

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

††	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
     In January 2010, the FASB issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the implications of this guidance on the Fund’s financial statements. The remainder of the amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has evaluated the impact of this guidance on the Fund’s financial statements and determined that there is no impact as of June 30, 2010.
Derivative Financial Instruments.
The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of increasing the income of the Fund. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
The Fund’s derivative contracts held at June 30, 2010, if any, are not accounted for as hedging instruments under GAAP.
Swap Agreements. The Fund may enter into equity and contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.
Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. During the six months ended June 30, 2010, the Fund had no investments in equity swap agreements.
Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.
As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.
In the case of call options, these exercise prices are referred to as “in-the-money”, “at-the-money”, and “out-of-the-money”, respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions that were held at June 30, 2010 are presented within the Schedule of Investments.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
The Fund’s volume of activity in equity options contracts during the six months ended June 30, 2010 had an average monthly premium amount of approximately $24,428,275. Please refer to Note 4 for option activity during the six months ended June 30, 2010.
As of June 30, 2010, the value of option positions that were held with equity risk exposure can be found in the Statement of Assets and Liabilities under Liabilities, Call options written and Put options written.
For the six months ended June 30, 2010, the effect of option positions with equity risk exposure can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, Securities Sold Short, Written Options, and Foreign Currency, Net realized gain on written options and Net change in unrealized depreciation on written options.
     Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2010, there were no open repurchase agreements.
     Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2010, the Fund did not hold any Acquired Funds.
     Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. At June 30, 2010, there were no open securities sold short.
     Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
     Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
     Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
     Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
     Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day Treasury Bill rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations. There were no custodian fee credits earned during the six months ended June 30, 2010.
     Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.
     Distributions to shareholders of the Fund’s 6.625% Series A Cumulative Preferred Shares are recorded on a daily basis.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     The tax character of distributions paid during the year ended December 31, 2009 was as follows:

	Year Ended
	December 31, 2009
	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short-term capital gains)	$12,246,692	$4,958,450
Net long-term capital gains	3,844,859	1,556,710
Return of capital	22,238,654	—

Total distributions paid	$38,330,205	$6,515,160

     Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
     As of December 31, 2009, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized appreciation on investments, written options, and foreign currency translations	$3,948,447
Other temporary differences*	(856,241)

Total	$3,092,206

*	Other temporary differences are primarily due to adjustments on preferred share class distribution payables, income from investments in hybrid securities, and straddle losses outstanding.
     The following summarizes the tax cost of investments, written options, and the related net unrealized appreciation/depreciation at June 30, 2010:

		Gross	Gross	Net Unrealized
	Cost/	Unrealized	Unrealized	Appreciation/
	Premiums	Appreciation	Depreciation	Depreciation
Investments	$842,759,240	$53,003,654	$(103,772,892)	$(50,769,238)
Written options	(35,060,375)	10,509,061	(7,119,599)	3,389,462

	$807,698,865	$63,512,715	$(110,892,491)	$(47,379,776)

     The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2010, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2010, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.
3. Agreements and Transactions with Affiliates. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.
     The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2010, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.
     As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser) and pays its allocated portion of the cost of the Fund’s Chief Compliance Officer. For the six months ended June 30, 2010, the Fund paid or accrued $72,730 in payroll expenses in the Statement of Operations.
     The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman receives an annual fee of $2,000, and the Lead Trustee receives an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.
4. Portfolio Securities. Purchases and sales of securities for the six months ended June 30, 2010, other than short-term securities and U.S. Government obligations, aggregated $256,627,284 and $100,910,339, respectively.
     Sales of U.S. Government obligations for the six months ended June 30, 2010, other than short-term obligations, aggregated $7,999,229.
     Written options activity for the Fund for the six months ended June 30, 2010 was as follows:

	Number of
	Contracts	Premiums
Options outstanding at December 31, 2009	164,312	$20,812,335
Stock splits on options	450	—
Options written	468,611	60,341,830
Options repurchased	(203,415)	(21,657,394)
Options expired	(187,822)	(21,433,255)
Options exercised	(23,987)	(3,003,141)

Options outstanding at June 30, 2010	218,149	$35,060,375

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares in the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2010, the Fund did not repurchase any shares of beneficial interest.
     The Fund filed a second $350,000,000 shelf offering with the SEC that was effective February 10, 2010, enabling the the Fund to offer additional common and preferred shares. The first $350,000,000 shelf offering became effective September 24, 2007. This shelf offering also gave the Fund the ability to offer additional common and preferred shares.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     On October 16, 2007, the Fund completed the placement of $100 million of Cumulative Preferred Shares (“Preferred Shares”). The Fund received net proceeds of $96,450,000 (after underwriting discounts of $3,150,000 and offering expenses of $400,000) from the public offering of 4,000,000 shares of 6.625% Series A Cumulative Preferred Shares. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the 6.625% Series A Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Preferred Shares at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet the requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.
     Commencing October 16, 2012, and at any time thereafter, the Fund, at its option, may redeem the Preferred Shares in whole or in part at the redemption price. The Board has authorized the repurchase of the Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2010, the Fund did not repurchase any shares of 6.625% Series A Cumulative Preferred Shares. At June 30, 2010, 3,955,687 Preferred Shares were outstanding and accrued dividends amounted to $54,597.
     During the six months ended June 30, 2010, the Fund issued 11,976,900 shares of beneficial interest through various “at the market offerings”. The net proceeds received from these various offerings were $196,503,590 (net of sales manager commissions of $1,987,475 and offering expenses of $256,416). The net proceeds received from the various offerings exceeded the NAV of the shares by $9,134,558.
     During the year ended December 31, 2009, the Fund issued 13,989,100 shares of beneficial interest through various “at the market offerings.” The net proceeds received from these various offerings was $207,429,594 (net of sales manager commissions of $3,797,829 and offering expenses of $421,000). The net proceeds received from the various offerings exceeded the NAV of the shares by $6,249,864.
     Gabelli & Company, Inc., an affiliate of the Adviser, acted as sales manager for all of the offerings and collected sales manager commissions of $1,987,475.
     As of June 30, 2010, after considering the issuance of the preferred and common shares, the Fund has approximately $189,000,000 available for issuance under the shelf offering.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     Transactions in shares of beneficial interest were as follows:

	Six Months Ended
	June 30, 2010		Year Ended
	(Unaudited)		December 31, 2009
	Shares	Amount	Shares	Amount
Shares issued pursuant to shelf offerings	11,976,900	$196,760,006	13,989,100	$207,850,594
Net increase from shares issued upon reinvestment of distributions	278,056	4,386,941	469,004	6,768,233

Total	12,254,956	$201,146,947	14,458,104	$214,618,827

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
7. Other Matters. On April 24, 2008, the Investment Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In an administrative order that was entered in connection with the settlement, the SEC found that the Investment Adviser had willfully violated Section 206(2) of the Investment Advisers Act of 1940, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had willfully aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Investment Adviser, while neither admitting nor denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty), approximately $12.8 million of which is in the process of being paid to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and acceptable to the staff of the SEC, and agreed to cease and desist from future violations of the above referenced federal securities laws. The SEC’s order also noted the cooperation that the Investment Adviser gave the staff of the SEC. The settlement will not have a material adverse impact on the Investment Adviser or its ability to fulfill its obligations under the Investment Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Investment Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Fund, the Global Growth Fund, and other funds in the Gabelli/GAMCO fund complex. The officer denied the allegations and is continuing in his positions with the Investment Adviser and the funds. The court dismissed certain claims, finding that the SEC was not entitled to pursue various remedies against the officer while leaving one remedy in the event the SEC were able to prove violations of law. The court, in response to a motion by the SEC, subsequently dismissed the remaining remedy without prejudice against the officer, which would allow the SEC to appeal the court’s rulings. The Investment Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Investment Adviser or its ability to fulfill its obligations under the Investment Advisory Agreement.
8. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
Board Consideration and Approval of Advisory Agreement (Unaudited)
At its meeting on February 24, 2010, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.
Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.
Investment Performance. The Independent Board Members reviewed the performance of the Fund since inception against a peer group of sector options arbitrage and options strategies closed-end funds prepared by Lipper. The Independent Board Members noted that the Fund’s performance was in the top decile for the one year period and in the third quartile for the three year period.
Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge.
Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.
Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential sharing of economies of scale.
Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of options arbitrage and options strategies closed-end funds and noted that the Adviser’s management fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that within this group, the Fund’s expense ratios were higher than average and the Fund’s size was somewhat above average. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds, except for the presence of leverage and fees chargeable as assets attributable to leverage in certain circumstances. The Independent Board Members recognized that the Adviser and its affiliates did not manage other accounts with similar strategies or fees lower than those charged for the Fund.
Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services, and that the performance record, which at this point was relatively short-term only, had been both excellent and poor during various reporting periods and that the Independent Board Members would continue to review performance carefully as the Fund’s performance record lengthened. The Independent Board Members concluded that the profitability to the Adviser of managing the Fund was reasonable and that economies of scale were not a significant factor in their thinking. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

TRUSTEES AND OFFICERS
THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
One Corporate Center, Rye, NY 10580-1422

Trustees

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance Holdings Ltd.

Mario d’Urso
Former Italian Senator

Vincent D. Enright
Former Senior Vice President &
Chief Financial Officer,
KeySpan Corp.

Frank J. Fahrenkopf, Jr.
President & Chief Executive Officer,
American Gaming Association

Michael J. Melarkey
Attorney-at-Law,
Avansino, Melarkey, Knobel & Mulligan

Salvatore M. Salibello
Certified Public Accountant,
Salibello & Broder, LLP

Anthonie C. van Ekris
Chairman, BALMAC International, Inc.

Salvatore J. Zizza
Chairman, Zizza & Co., Ltd.

Officers*

Bruce N. Alpert
President & Acting Treasurer

Carter W. Austin
Vice President

Peter D. Goldstein
Chief Compliance Officer & Acting Secretary

Molly A.F. Marion
Vice President & Ombudsman

Laurissa M. Martire
Vice President & Ombudsman

David I. Schachter
Vice President

Investment Adviser
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

Custodian
The Bank of New York Mellon

Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

Transfer Agent and Registrar
American Stock Transfer and Trust Company

Stock Exchange Listing		6.625%
	Common	Preferred
NYSE Amex–Symbol:	GGN	GGN PrA
Shares Outstanding:	45,016,217	3,955,687

*	Agnes Mullady, Treasurer and Secretary, is on a leave of absence.
The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting ww.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST One Corporate Center Rye, NY 10580-1422 (914) 921-5070 www.gabelli.com Semi Annual Report June 30, 2010 GGN Q2/2010

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
REGISTRANT PURCHASES OF EQUITY SECURITIES

			(c) Total Number of	(d) Maximum Number (or
			Shares (or Units)	Approximate Dollar Value) of
	(a) Total Number of		Purchased as Part of	Shares (or Units) that May
	Shares (or Units)	(b) Average Price Paid	Publicly Announced	Yet Be Purchased Under the
Period	Purchased	per Share (or Unit)	Plans or Programs	Plans or Programs
Month #1 01/01/10 through 01/31/10	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 34,838,539 Preferred Series A – 3,955,687

Month #2 02/01/10 through 02/28/10	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 36,138,968 Preferred Series A – 3,955,687

Month #3 03/01/10 through 03/31/10	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 36,334,390 Preferred Series A – 3,955,687

Month #4 04/01/10 through 04/30/10	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 38,108,265 Preferred Series A – 3,955,687

Month #5 05/01/10 through 05/31/10	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 41,917,997 Preferred Series A – 3,955,687

Month #6 06/01/10 through 06/30/10	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 45,016,217 Preferred Series A – 3,955,687

Total	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:
a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.
b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares.
Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.
c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.
Item 10. Submission of Matters to a Vote of Security Holders.
On January 15, 2010, the Board of Trustees of The Gabelli Global Gold, Natural Resources & Income Trust (the “Fund”) approved and adopted an amendment (the “Amendment”) to the By-Laws of the Fund. The Amendment was effective as of January 15, 2010. The Amendment sets forth the processes and procedures that shareholders of the Fund must follow, and specifies additional information that shareholders of the Fund must provide, when proposing trustee nominations at any annual or special meeting of shareholders or other business to be considered at an annual meeting of shareholders.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant) The Gabelli Global Gold, Natural Resources & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date 9/1/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert,
Principal Executive Officer &
Principal Financial Officer

Date 9/1/10

*	Print the name and title of each signing officer under his or her signature.